Accrued expenses and other current liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Schedule Of Accrued Expenses

Accrued expenses and other current liabilities consisted of the following:

	September 30, 2018	December 31, 2017
Phase 2 MND and CMT clinical trial-related costs	$609,222	$1,850,115
Payroll and other employee-related costs	430,560	874,246
Professional fees	284,725	227,980
Restructuring-related costs	189,927	—
Other research and development-related costs	23,808	652,285
Consumer product-related costs	16,437	107,595

Total	$1,554,679	$3,712,221

Accrued expenses and other current liabilities consist of the following:

	December 31, 2017	December 31, 2016
Research and development costs	$2,502,400	$938,665
Payroll and employee-related costs	874,246	1,453,665
Professional fees	227,980	153,219
Consumer product-related costs	107,595	42,024

Total	$3,712,221	$2,587,573

Schedule Of Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	September 30, 2018	December 31, 2017
Phase 2 MND and CMT clinical trial-related costs	$609,222	$1,850,115
Payroll and other employee-related costs	430,560	874,246
Professional fees	284,725	227,980
Restructuring-related costs	189,927	—
Other research and development-related costs	23,808	652,285
Consumer product-related costs	16,437	107,595

Total	$1,554,679	$3,712,221

Restructuring And Related Costs

The following table outlines the Company’s restructuring activities for the nine months ended September 30, 2018:

Opening balance	$—
Charges:
Employee termination benefits	950,637
Employee retention benefits	164,813
Other	14,995
Payments	(940,518)

Accrued restructuring balance as of September 30, 2018	$189,927